Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

US

The Company is incorporated in the U.S. and is subject to the U.S. state and federal income tax.

On December 22, 2017, the U.S. government enacted a comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act made broad and complex changes to the U.S. tax code including, but not limited to, (1) reducing the U.S. federal corporate tax rate, (2) requiring a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years if an election is made, and (3) bonus depreciation that will allow for full expensing of qualified property. The impact of the Tax Act is not material to the Group’s operation and resulted in a decrease in income tax rate from 35% before January 1, 2018 to 21% after January 1, 2018 for tax and income earned as determined in accordance with the relevant tax rules and regulations. Also the Tax Act eliminates the net operating loss carryback period and makes carry forward period indefinite. The amount of the net operating loss deduction allowed is limited to 80% of taxable income computed without regard to the net operating loss deduction. Net operating loss incurred in taxable years beginning after December 31, 2017 are permitted to be carried forward indefinitely but may not be carried back.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security Act” (“CARES ACT”). The CARES Act, among other things, includes provisions relating to net operating loss carryback periods. The CARES Act does not have a material impact on the Company’s operations, financial position, and liquidity.

PRC

Under the Enterprise Income Tax Law of the PRC (the “EIT Law”), PRC enterprise income tax is generally calculated at 25% of the Company’s subsidiaries located in the PRC as determined in accordance with the EIT Law, except for certain subsidiaries which enjoy tax rates substantially lower than 25% due to incentive policies.

MPS was recognized as a “New and High Tech Enterprises” (“NHTE”) by relevant PRC government authorities in 2012 and received renewal of its NHTE status in 2015 and 2018. Therefore, MPS, as the NHTE, is entitled to a rate of 15% for 2018, 2019 and 2020.

Hongwei was recognized as a NHTE by relevant PRC government authorities in 2020 and it is entitled to a rate of 15% for 2020, 2021 and 2022.

The withholding tax of 10% under the EIT Law is imposed on dividends declared to foreign investors with respect to profit earned by PRC subsidiaries from January 1, 2008 onward. Deferred tax liability was not provided with respect to undistributed profits of relevant PRC subsidiaries for the years ended December 31, 2018 and 2019, as the Group concluded that profits generated by the relevant PRC subsidiaries are considered to be permanently reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain all of its available funds and any future earnings for use in the operation and expansion of its business.

UK

UK corporation tax is calculated at an average tax rate of 19% for the years ended December 31, 2018, 2019 and 2020, respectively. The estimated assessable profit generated by the Company’s subsidiary located in UK would be imposed the enterprise income tax at such rate, in accordance with the Corporation Tax Acts. The Company did not have taxable profit and no corporation tax expense was recorded for the years ended December 31, 2018, 2019 and 2020.

Germany

Germany enterprise income tax which is a combination of corporate income tax and trade tax is calculated at an average tax rate of 31.9% for the years ended December 31, 2018, 2019 and 2020 for the Company’s subsidiary located in Germany in accordance with relevant tax rules and regulations in Germany.

A provision for income tax of $6,425, $189 and $1 has been recognized for the years ended December 31, 2018, 2019 and 2020, respectively, related primarily to the domestic company. Loss before provision for income taxes for the years ended December 31, 2018, 2019 and 2020 was as follows:

	Year Ended December 31,
	2018	2019	2020
Domestic	$(4,965)	$(3,030)	$(3,584)
Foreign	(49,301)	(56,444)	(30,040)
Loss before income tax	$(54,266)	$(59,474)	$(33,624)

The current and deferred components of the income tax expense in the consolidated statements of operations were as follows:

	Year Ended December 31,
	2018	2019	2020
Current tax expenses:
Domestic	$453	$—	$—
Foreign	85	189	1
Total current tax expense	538	189	1
Deferred tax expense:
Domestic	2,856	—	—
Foreign	3,031	—	—
Total deferred tax expense	5,887	—	—
Total provision for income taxes	$6,425	$189	$1

The components of the Group’s deferred tax assets are as follows:

	December 31, 2019	December 31, 2020
Deferred tax assets:
Net operating loss carry-forwards	$22,521	$28,484
Allowance for doubtful accounts and inventory provision	3,323	3,443
Product warranty	2,762	2,903
Impairment of property, plant and equipment	673	821
Deferred income	227	216
Accrued expense	736	805
Others	615	615
Less: valuation allowance	(30,857)	(37,287)
Net deferred tax assets	$—	$—

The movements of valuation allowance for the years end December 31, 2018, 2019 and 2020 are as follows:

	Year Ended December 31,
	2018	2019	2020
Balance at beginning of the period	$1,822	$19,503	$30,857
Additions	18,102	11,649	7,402
Reversal	(421)	(295)	(972)
Balance at end of the period	$19,503	$30,857	$37,287

Reconciliation between the income tax expense computed by applying the U.S. federal corporate income tax rate of 21% to loss before income tax and actual provision is as follows:

	Year Ended December 31,
	2018	2019	2020
Loss before income tax	$(54,266)	$(59,474)	$(33,624)
Tax credit at the U.S. federal corporate income tax rate of 21%	(11,396)	(12,490)	(7,061)
Tax effect of permanent differences	(4,033)	(2,961)	(2,152)
Tax effect of income tax rate difference in other jurisdictions	3,417	4,076	2,511
Changes in valuation allowance	17,943	11,669	6,702
Others	494	(105)	1
Income tax expense	$6,425	$189	$1

As of December 31, 2020, the Group had $179,995 operating loss carried forward. The operating loss carried forward for the Company’s PRC subsidiaries amounted to $153,413, which will expire on various dates from 2023 to 2030. For the remaining operating loss, $20,205 will expire on various dates from 2021 to 2039 and $6,377 will be carried forward indefinitely. The Group determined the valuation allowance on an entity by entity basis and assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Group does not believe it will ultimately be realized, was recognized by the Group with the amount of $17,943, $11,669 and $6,702 for the years ended December 31, 2018, 2019 and 2020, respectively.